Goodwill - Schedule of Perpetual Growth Rates and Discount Rates (Details)		Dec. 31, 2024	Dec. 31, 2023
Matrix [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]
Terminal growth rate	[1]	3.00%	3.00%
Sapiens [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[2]	12.50%	11.00%
Terminal growth rate	[2]		3.00%
Magic Software [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]		11.50%
Terminal growth rate	[3]	3.00%	3.00%
Other consolidated subsidiaries [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]		16.40%
Terminal growth rate	[4]	3.00%	3.00%
Bottom of range [member] | Matrix [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]	10.90%	10.40%
Bottom of range [member] | Sapiens [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Terminal growth rate	[2]	1.10%
Bottom of range [member] | Magic Software [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]	13.00%
Bottom of range [member] | Other consolidated subsidiaries [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]	16.20%
Top of range [member] | Matrix [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]	11.10%	10.70%
Top of range [member] | Sapiens [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Terminal growth rate	[2]	3.00%
Top of range [member] | Magic Software [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]	16.00%
Top of range [member] | Other consolidated subsidiaries [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]	17.10%

[1]	The goodwill allocated to the operating segment Matrix is mainly related to two groups of cash-generating units. Cash flows are discounted using weighted pre-tax discount rates that range between 10.9% to 11.1% and a fixed growth rate of 3% in 2024 (2023 - weighted pre-tax discount rates that range between 10.4% to 10.7% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Matrix is immaterial.
[2]	The goodwill allocated to the operating segment Sapiens is mainly related to two groups of cash-generating units. Cash flows are discounted using a weighted pre-tax discount rate of 12.5% and a growth rate that range between 1.1% to 3% in 2024 (2023 - weighted pre-tax discount rates that range of 11% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Sapiens is immaterial.
[3]	The goodwill allocated to the operating segment Magic Software is related to four groups of cash-generating units. Cash flows are discounted using weighted pre-tax discount rates of 12.5% and a fixed growth rate of 3% in 2024 (2023 - weighted pre-tax discount rates of 11.5% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Magic Software is immaterial.
[4]	Goodwill is allocated across multiple groups of cash-generating units. The carrying amount of goodwill allocated to each group of cash-generating units is immaterial. The Group performed sensitivity analyses regarding the main assumptions in the impairment tests. No impairment of the goodwill tested would be recognized in the event of a reasonably possible change in the assumptions used in 2024 (the same was true for 2023). The Group performed annual impairment tests as of December 31, 2024, 2023 and 2022 and did not identify any impairment losses.